Restructuring Reversals (Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Restructuring charges	$ 414	$ 813	$ 10,404	$ 4,065
Restructuring liability	$ 800		$ 800		$ 800